Shareholders' Equity (Schedule of stock option activity) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) ₪ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Shareholders' Equity [Abstract]
Outstanding, beginning balance	21,318	21,318	22,102	89,925
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	16,224	16,224	0	5,704
Forfeited and cancelled	0	0	0	(106)
Exercised	(11,445)	(11,445)	(784)	(73,421)
Outstanding, ending balance	26,097	26,097	21,318	22,102
Excercisable at year end	22,577	22,577	21,318	16,398
Exercisable at December 31, 2021	22,577	22,577
Weighted average exercise price, Outstanding, beginning balance | $ / shares		$ 12.96	$ 12.66	$ 3.8
Weighted average exercise price, Granted | $ / shares		31.5	0	36.45
Weighted average exercise price, Forfeited and cancelled | $ / shares		0	0	4.38
Weighted average exercise price, Exercised | $ / shares		16.41	4.38	3.67
Weighted average exercise price, Outstanding, ending balance | $ / shares		22.99	12.96	12.66
Weighted average exercise price, Exercisable, ending balance | (per share)	₪ 16.67	$ 16.78	$ 12.96	$ 4.38
Weighted average Remaining Contractual term (years), Outstanding	3 years 8 months 23 days	3 years 8 months 23 days
Aggregate intrinsic Value, Outstanding | $	₪ 1,207	$ 1,207	$ 375	$ 738
Aggregate intrinsic Value, Exercisable | $	₪ 1,189	$ 1,189	$ 375	$ 683